Financial Instruments Fair Value Disclosures - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level I [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level I [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level II [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level II [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level III [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value
Level III [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value